INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022
Intangible assets
Intangible assets	$ 173,034,536	$ 173,783,956
Gross carrying amount
Intangible assets
Intangible assets	204,300,750	202,306,618	$ 194,493,789	$ 94,229,557
Accumulated depreciation
Intangible assets
Intangible assets	$ (31,266,214)	$ (28,522,662)	$ (20,000,299)	$ (17,524,688)